Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 63,297,994	¥ 62,724,820
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	9,078,545	9,409,066
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 72,376,539	¥ 72,133,886